Quarterly Holdings Report
for
Fidelity® Europe Fund
January 31, 2026
EUR-NPRT1-0426
1.813067.121
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Glencore PLC	2,022,300	13,786,740
AUSTRIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Erste Group Bank AG	15,800	2,050,774
Raiffeisen Bank International AG	42,200	2,134,929

TOTAL AUSTRIA		4,185,703
BELGIUM - 3.7%
Consumer Staples - 0.5%
Food Products - 0.5%
Lotus Bakeries NV	400	4,693,986
Financials - 1.0%
Banks - 1.0%
KBC Group NV	75,200	10,598,546
Health Care - 2.2%
Pharmaceuticals - 2.2%
UCB SA	73,500	22,251,272
TOTAL BELGIUM		37,543,804
CANADA - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Celestica Inc (a)	13,100	3,681,161
CHINA - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Prosus NV Class N	305,500	17,566,639
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC	18,800	1,026,396
DENMARK - 2.7%
Health Care - 1.4%
Pharmaceuticals - 1.4%
Novo Nordisk A/S Series B	238,000	14,132,260
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	47,300	13,280,802
TOTAL DENMARK		27,413,062
FINLAND - 0.8%
Financials - 0.8%
Banks - 0.8%
Nordea Bank Abp (Sweden)	438,800	8,468,113
FRANCE - 10.5%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Orange SA	646,800	12,024,038
Consumer Discretionary - 2.2%
Textiles, Apparel & Luxury Goods - 2.2%
Hermes International SCA	3,000	7,215,225
LVMH Moet Hennessy Louis Vuitton SE	23,100	14,908,848
TOTAL CONSUMER DISCRETIONARY		22,124,073
Consumer Staples - 1.2%
Food Products - 0.5%
Danone SA	63,527	4,977,972
Personal Care Products - 0.7%
L'Oreal SA	16,700	7,672,640
TOTAL CONSUMER STAPLES		12,650,612
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Gaztransport Et Technigaz SA	35,000	7,529,936
Financials - 1.2%
Banks - 1.2%
BNP Paribas SA	110,500	11,948,648
Health Care - 0.5%
Biotechnology - 0.5%
Abivax SA (a)	55,600	6,230,497
Industrials - 2.6%
Aerospace & Defense - 1.6%
Airbus SE	68,600	15,705,972
Building Products - 1.0%
Cie de Saint-Gobain SA	106,300	10,492,398
TOTAL INDUSTRIALS		26,198,370
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	48,818	9,141,778
TOTAL FRANCE		107,847,952
GERMANY - 10.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
1&1 AG	33,100	1,055,424
Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Schaeffler AG Class Registered	163,100	1,928,472
Specialty Retail - 0.8%
Auto1 Group SE (a)	232,800	7,698,991
TOTAL CONSUMER DISCRETIONARY		9,627,463
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Boerse AG	30,700	7,774,019
Health Care - 1.1%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA	183,900	10,291,113
Pharmaceuticals - 0.1%
Bayer AG	19,700	1,041,966
TOTAL HEALTH CARE		11,333,079
Industrials - 5.9%
Aerospace & Defense - 0.9%
Rheinmetall AG	4,345	9,175,341
Electrical Equipment - 3.0%
Siemens Energy AG (a)	180,200	30,875,890
Industrial Conglomerates - 2.0%
Siemens AG	68,300	20,649,159
TOTAL INDUSTRIALS		60,700,390
Information Technology - 0.6%
Software - 0.6%
SAP SE	31,100	6,212,799
Materials - 0.9%
Construction Materials - 0.9%
Heidelberg Materials AG	32,600	8,928,188
TOTAL GERMANY		105,631,362
HONG KONG - 1.8%
Financials - 1.8%
Insurance - 1.8%
Prudential PLC	1,108,500	18,207,386
IRELAND - 1.3%
Financials - 0.9%
Banks - 0.9%
AIB Group PLC	844,100	9,455,235
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	45,800	3,990,243
TOTAL IRELAND		13,445,478
ISRAEL - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (a)	187,300	6,383,184
ITALY - 5.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telecom Italia SpA/Milano (a)	4,003,300	2,704,827
Consumer Discretionary - 0.8%
Leisure Products - 0.3%
Technogym SpA (b)(c)	141,977	2,958,581
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA (f)	52,400	5,006,255
TOTAL CONSUMER DISCRETIONARY		7,964,836
Consumer Staples - 0.6%
Beverages - 0.6%
Coca-Cola HBC AG	120,300	6,502,194
Financials - 2.3%
Banks - 2.3%
FinecoBank Banca Fineco SpA	317,935	8,422,916
Intesa Sanpaolo SpA	2,142,500	15,167,597
TOTAL FINANCIALS		23,590,513
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	71,600	3,932,925
Industrials - 1.4%
Electrical Equipment - 1.3%
Prysmian SpA	113,300	13,490,451
Passenger Airlines - 0.1%
Wizz Air Holdings Plc (a)(b)(c)	53,200	1,032,250
TOTAL INDUSTRIALS		14,522,701
TOTAL ITALY		59,217,996
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Kioxia Holdings Corp (a)	23,400	3,229,672
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (b)(c)	273,000	4,831,356
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	37,600	1,904,678
NETHERLANDS - 6.2%
Financials - 1.2%
Banks - 1.2%
ING Groep NV	400,800	11,819,963
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
ASML Holding NV	35,800	51,333,836
TOTAL NETHERLANDS		63,153,799
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Odfjell Drilling Ltd	57,900	575,363
PORTUGAL - 1.0%
Financials - 1.0%
Banks - 1.0%
Banco Comercial Portugues SA	9,519,100	10,317,601
SPAIN - 5.1%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Neinor Homes SA (b)(c)	172,500	4,109,905
Financials - 4.3%
Banks - 4.3%
Banco Santander SA	1,783,800	22,775,682
Bankinter SA	337,900	5,775,639
CaixaBank SA	1,159,300	15,302,980
TOTAL FINANCIALS		43,854,301
Industrials - 0.4%
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	35,100	3,937,988
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (a)	19,691	10,829
TOTAL INDUSTRIALS		3,948,817
TOTAL SPAIN		51,913,023
SWEDEN - 5.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Haypp Group AB (a)	399,824	5,099,075
Financials - 2.3%
Capital Markets - 1.0%
EQT AB	166,600	6,321,729
Nordnet AB	126,300	4,089,242
		10,410,971
Financial Services - 1.3%
Investor AB B Shares	345,400	13,308,030
TOTAL FINANCIALS		23,719,001
Industrials - 1.9%
Aerospace & Defense - 0.4%
Saab AB B Shares	55,100	4,299,062
Building Products - 0.8%
Assa Abloy AB B Shares	198,000	8,005,918
Machinery - 0.7%
Atlas Copco AB B Shares	378,800	6,810,533
TOTAL INDUSTRIALS		19,115,513
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Hexagon AB B Shares	550,300	6,204,654
Software - 0.0%
Kry International Ab (a)(d)(e)	18,879	292,483
TOTAL INFORMATION TECHNOLOGY		6,497,137
Materials - 0.2%
Metals & Mining - 0.2%
Alleima AB	238,700	2,086,195
TOTAL SWEDEN		56,516,921
SWITZERLAND - 3.5%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Cie Financiere Richemont SA Series A	81,370	15,794,707
Financials - 1.2%
Capital Markets - 1.2%
UBS Group AG	252,290	11,876,118
Health Care - 0.8%
Pharmaceuticals - 0.8%
Galderma Group AG	43,620	8,130,724
TOTAL SWITZERLAND		35,801,549
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	63,300	20,924,448
UNITED KINGDOM - 20.7%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.4%
Zegona Communications plc	655,167	14,119,840
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	3,013,600	4,438,208
TOTAL COMMUNICATION SERVICES		18,558,048
Consumer Discretionary - 1.6%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	239,707	7,187,720
Leisure Products - 0.5%
Games Workshop Group PLC	22,268	5,195,206
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC (a)	265,100	3,986,618
TOTAL CONSUMER DISCRETIONARY		16,369,544
Consumer Staples - 2.7%
Tobacco - 2.7%
British American Tobacco PLC	284,300	17,175,587
Imperial Brands PLC	255,068	10,742,898
TOTAL CONSUMER STAPLES		27,918,485
Financials - 7.0%
Banks - 3.3%
Lloyds Banking Group PLC	11,896,209	17,763,474
NatWest Group PLC	1,773,400	16,164,160
		33,927,634
Capital Markets - 1.1%
London Stock Exchange Group PLC	37,500	4,167,652
St James's Place PLC	324,902	6,757,611
		10,925,263
Financial Services - 0.2%
Revolut Group Holdings Ltd (a)(d)(e)	1,798	2,522,738
Insurance - 2.4%
Aviva PLC	577,900	5,027,712
Beazley PLC	700,000	10,852,384
Hiscox Ltd	415,467	8,425,233
		24,305,329
TOTAL FINANCIALS		71,680,964
Health Care - 3.5%
Pharmaceuticals - 3.5%
Astrazeneca PLC	191,800	35,735,043
Industrials - 2.8%
Aerospace & Defense - 2.8%
Rolls-Royce Holdings PLC	1,736,300	29,025,686
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	107,445	5,210,473
Oxford Instruments PLC	1	34
TOTAL INFORMATION TECHNOLOGY		5,210,507
Utilities - 0.8%
Multi-Utilities - 0.8%
National Grid PLC	475,167	8,072,876
TOTAL UNITED KINGDOM		212,571,153
UNITED STATES - 10.9%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
RealReal Inc/The (a)	340,200	4,990,734
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Shell PLC	768,737	29,549,874
Health Care - 4.0%
Biotechnology - 0.3%
Insmed Inc (a)	16,600	2,604,042
Health Care Equipment & Supplies - 0.4%
Alcon AG	52,690	4,254,459
Pharmaceuticals - 3.3%
Roche Holding AG non-voting shares	75,520	34,341,960
TOTAL HEALTH CARE		41,200,461
Industrials - 2.2%
Electrical Equipment - 1.8%
Schneider Electric SE	62,700	17,976,214
Professional Services - 0.4%
Experian PLC	108,591	4,112,855
TOTAL INDUSTRIALS		22,089,069
Materials - 1.4%
Construction Materials - 1.4%
Holcim AG	136,090	14,026,644
TOTAL UNITED STATES		111,856,782
TOTAL COMMON STOCKS (Cost $700,109,243)		998,001,321

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(d)(e) (Cost $1,000,736)	3,852	835,800

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	20,684,848	20,688,985
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	3,685,653	3,686,022
TOTAL MONEY MARKET FUNDS (Cost $24,375,007)			24,375,007

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $725,484,986)	1,023,212,128
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,369,278
NET ASSETS - 100.0%	1,025,581,406

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,932,092 or 1.3% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,932,092 or 1.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,651,021 or 0.4% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	1,000,736

Kry International Ab	5/14/2021 - 10/30/2024	1,248,474

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	1,834,012

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,759,906	112,194,432	95,264,192	228,368	(1,161)	-	20,688,985	20,684,848	0.0%
Fidelity Securities Lending Cash Central Fund	5,772,200	19,603,254	21,689,255	11,028	(177)	-	3,686,022	3,685,653	0.0%
Total	9,532,106	131,797,686	116,953,447	239,396	(1,338)	-	24,375,007

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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